Consolidated Statements of Shareholder's Equity - USD ($) $ in Millions	Total	Total common shareholders' equity	Common shares	Additional paid-in surplus	Retained earnings	Accumulated other comprehensive (loss)	Non-controlling interests	Adjustment Retained earnings	Adjusted balance Retained earnings
Balance at beginning of year at Dec. 31, 2016			$ 1.2	$ 1,184.6	$ 1,014.5	$ (212.2)		$ 0.0	$ 1,014.5
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share compensation expense				0.0
Issuance of common shares			0.0	0.0
Share repurchase from CM Bermuda			0.0	0.0
Return of capital to CM Bermuda				0.0
Capital contribution from former parent				13.3
Other, net				0.0
Net (loss)					(136.3)
Change in carrying value of Series B preference shares					0.0
Income attributable to non-controlling interests					(13.7)
Accrued dividends on Series A redeemable preference shares	$ (6.1)				(6.1)
Redemption of Series A redeemable preference shares					0.0
Other, net					0.0
Balance at beginning of year at Dec. 31, 2016						(212.2)
Accumulated net foreign currency translation (losses)
Net change in foreign currency translation						71.7
Balance at end of year at Dec. 31, 2017						(140.5)
Balance at end of year at Dec. 31, 2017	$ 1,917.2	$ 1,917.0	1.2	1,197.9	858.4	(140.5)	$ 0.2	1.6	860.0
Accumulated net foreign currency translation (losses)
Dividends declared per common share (in dollars per share)	$ 0
Share compensation expense				2.5
Issuance of common shares			0.1	52.7
Share repurchase from CM Bermuda			(0.1)	(163.9)
Return of capital to CM Bermuda				(1.6)
Capital contribution from former parent				1.4
Other, net				0.1
Net (loss)					(16.7)
Change in carrying value of Series B preference shares					(36.4)
Income attributable to non-controlling interests					(1.4)
Accrued dividends on Series A redeemable preference shares	$ (2.6)				(2.6)
Redemption of Series A redeemable preference shares					13.8
Other, net					(0.1)
Net change in foreign currency translation						(61.9)
Balance at end of year at Dec. 31, 2018	(202.4)					(202.4)
Balance at end of year at Dec. 31, 2018	$ 1,706.2	1,704.5	1.2	1,089.1	816.6	(202.4)	1.7	$ 0.0	$ 816.6
Accumulated net foreign currency translation (losses)
Dividends declared per common share (in dollars per share)	$ 0
Share compensation expense				9.1
Issuance of common shares			0.0	0.0
Share repurchase from CM Bermuda			0.0	0.0
Return of capital to CM Bermuda				0.0
Capital contribution from former parent				0.0
Other, net				0.0
Net (loss)					(45.6)
Change in carrying value of Series B preference shares					9.2
Income attributable to non-controlling interests					(1.7)
Accrued dividends on Series A redeemable preference shares	$ 0.0				0.0
Redemption of Series A redeemable preference shares					0.0
Other, net					0.0
Net change in foreign currency translation						(35.1)
Balance at end of year at Dec. 31, 2019	(237.5)					(237.5)
Balance at end of year at Dec. 31, 2019	$ 1,642.8	$ 1,640.4	$ 1.2	$ 1,098.2	$ 778.5	$ (237.5)	$ 2.4
Accumulated net foreign currency translation (losses)
Dividends declared per common share (in dollars per share)	$ 0